SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revision of Prior Period Financial Statements (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, net	$ 28,581	$ 52,697	$ 27,220
Cost of revenue	$ 144,651	$ 483,852
Losses per ADS attributable to BIT Mining Limited - basic		$ (2.58)
Losses per ADS attributable to BIT Mining Limited - diluted		$ (2.58)
Stated
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, net		$ 47,151
Cost of revenue		$ 489,398
Losses per ADS attributable to BIT Mining Limited - basic		$ (3.30)
Losses per ADS attributable to BIT Mining Limited - diluted		$ (3.30)